Long-Term Debt - Schedule of Annual Mandatory Redemptions of Long-term Debt (Details) $ in Millions	Nov. 30, 2019 USD ($)
Long-term Debt, Fiscal Year Maturity [Abstract]
2020	$ 551.2
2021	1,088.7
2022	32.4
2023	1,454.0
2024	$ 696.4